Other Operating Gains, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Other Operating Gains [Line Items]
Other operating gains, net	$ 68	$ 5	$ 68	$ 2